Share-Based Payments (Details) - Schedule of Range of Exercise Prices and the Remaining Contractual Life	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Oct. 14, 2022 $ / shares	Dec. 31, 2021
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	10 years
Range of exercise prices per share (in Dollars per share)	$ 0.0001		$ 8.9697
Number of Share Options	2,879,571			144,797
Bottom of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	2 years 9 months
Top of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	3 years